Quarterly Holdings Report
for
Fidelity Series Select International Small Cap Fund
January 31, 2023
SSI-NPRT1-0423
1.9906201.100
Common Stocks - 97.8%
	Shares	Value ($)
Australia - 8.7%
29Metals Ltd.	3,273	4,568
ALS Ltd.	890	8,257
Ansell Ltd.	251	5,016
Aurizon Holdings Ltd.	2,153	5,627
Challenger Ltd.	1,482	7,598
Flight Centre Travel Group Ltd. (a)	550	6,145
GUD Holdings Ltd.	1,090	6,475
IGO Ltd.	534	5,551
Incitec Pivot Ltd.	2,753	6,732
Iress Ltd.	669	4,721
Lynas Rare Earths Ltd. (a)	806	5,395
McMillan Shakespeare Ltd.	754	7,549
National Storage REIT unit	4,328	7,123
Red 5 Ltd. (a)	26,120	3,899
Steadfast Group Ltd.	2,580	9,585
Treasury Wine Estates Ltd.	809	8,333
TOTAL AUSTRALIA		102,574
Austria - 1.9%
AT&S Austria Technologie & Systemtechnik AG	97	3,317
Schoeller-Bleckmann Oilfield Equipment AG	97	7,108
Wienerberger AG	268	8,012
Zumtobel AG	440	3,492
TOTAL AUSTRIA		21,929
Bailiwick of Jersey - 0.5%
JTC PLC (b)	725	6,427
Belgium - 1.6%
Azelis Group NV	255	6,870
Econocom Group SA	1,921	5,952
Fagron NV	406	5,990
TOTAL BELGIUM		18,812
Bermuda - 1.7%
Lancashire Holdings Ltd.	1,514	11,666
Luk Fook Holdings International Ltd.	2,386	8,275
TOTAL BERMUDA		19,941
Cayman Islands - 0.3%
ASMPT Ltd.	469	3,874
Finland - 1.4%
Huhtamaki Oyj	173	6,455
Musti Group OYJ	156	2,636
Rovio Entertainment OYJ (b)	885	7,081
TOTAL FINLAND		16,172
France - 6.5%
Altarea SCA	43	5,853
ALTEN	48	7,342
Euroapi SASU (a)	303	4,864
Exclusive Networks SA	314	6,506
Ipsos SA	177	11,449
Nexans SA	85	8,973
Rexel SA	413	9,097
SEB SA	50	5,210
Vallourec SA (a)	514	7,468
Vicat SA	127	3,541
Virbac SA	23	6,964
TOTAL FRANCE		77,267
Germany - 5.1%
Bilfinger Berger AG	151	5,181
CTS Eventim AG (a)	118	8,249
DIC Asset AG	310	2,972
Lanxess AG	140	6,943
Mensch und Maschine Software SE	82	4,555
Patrizia Immobilien AG	474	5,854
PVA TePla AG (a)	189	4,483
SAF-Holland SA	623	7,010
Stabilus Se	136	9,344
Takkt AG	400	6,175
TOTAL GERMANY		60,766
Hong Kong - 1.5%
Dah Sing Financial Holdings Ltd.	1,207	3,199
Fortune (REIT)	4,496	3,891
Hysan Development Co. Ltd.	2,024	6,810
Melco International Development Ltd. (a)	3,000	3,904
TOTAL HONG KONG		17,804
Ireland - 3.3%
Bank of Ireland Group PLC	1,275	13,561
C&C Group PLC (United Kingdom) (a)	3,268	6,487
Dalata Hotel Group PLC (a)	1,560	6,572
Irish Residential Properties REIT PLC	4,489	5,573
Uniphar PLC	1,750	6,411
TOTAL IRELAND		38,604
Israel - 1.4%
Bezeq The Israel Telecommunication Corp. Ltd.	3,530	5,835
Nova Ltd. (a)	80	7,197
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	63	4,001
TOTAL ISRAEL		17,033
Italy - 2.3%
Banca Generali SpA	257	9,444
Brembo SpA	574	7,719
Carel Industries SpA (b)	244	6,022
GVS SpA (a)(b)	739	3,893
TOTAL ITALY		27,078
Japan - 30.8%
Aeon Delight Co. Ltd.	200	4,748
Anritsu Corp.	441	4,225
As One Corp.	120	5,379
ASKUL Corp.	481	6,358
Azbil Corp.	196	5,527
Bank of Kyoto Ltd.	169	7,863
Capcom Co. Ltd.	203	6,578
Cosmos Pharmaceutical Corp.	61	5,960
Daido Steel Co. Ltd.	150	5,672
Daiichikosho Co. Ltd.	313	9,732
Daiwa Securities Living Invest	8	6,694
Dowa Holdings Co. Ltd.	162	5,656
Food & Life Companies Ltd.	251	5,586
FP Corp.	241	6,549
Fujitec Co. Ltd.	262	6,492
Fuyo General Lease Co. Ltd.	110	7,560
GMO Internet, Inc.	180	3,542
Haseko Corp.	448	5,183
Inaba Denki Sangyo Co. Ltd.	400	8,690
J. Front Retailing Co. Ltd.	642	5,979
JEOL Ltd.	110	3,230
JTOWER, Inc. (a)	135	6,466
Kamigumi Co. Ltd.	398	8,142
Kaneka Corp.	248	6,511
Kawasaki Heavy Industries Ltd.	290	6,636
Kissei Pharmaceutical Co. Ltd.	345	6,797
Koshidaka Holdings Co. Ltd.	900	6,517
Kyoritsu Maintenance Co. Ltd.	148	6,760
Kyushu Railway Co.	260	5,828
Maruwa Ceramic Co. Ltd.	52	6,647
Milbon Co. Ltd.	162	7,124
Mitsubishi Logisnext Co. Ltd.	700	3,904
Morinaga & Co. Ltd.	222	6,582
Nabtesco Corp.	291	8,520
Nagaileben Co. Ltd.	290	4,393
Net One Systems Co. Ltd.	238	6,450
Nikkiso Co. Ltd.	978	7,678
Nippon Gas Co. Ltd.	243	3,879
Okinawa Cellular Telephone Co.	299	7,234
PALTAC Corp.	162	5,866
Park24 Co. Ltd. (a)	416	7,056
Penta-Ocean Construction Co. Ltd.	1,108	5,526
Relo Group, Inc.	388	6,575
Resonac Holdings Corp.	325	5,554
Roland Corp.	186	5,554
Sanwa Holdings Corp.	488	5,166
SHIFT, Inc. (a)	29	5,412
SOSiLA Logistics REIT, Inc.	5	4,977
Stanley Electric Co. Ltd.	358	7,705
Sumco Corp.	459	6,801
Suruga Bank Ltd.	1,988	6,489
Tokyo Tatemono Co. Ltd.	433	5,368
Toshiba Tec Corp.	159	4,525
Tsumura & Co.	219	4,683
Tsuruha Holdings, Inc.	69	5,080
Valqua Ltd.	348	8,584
Workman Co. Ltd.	183	7,462
Yokogawa Electric Corp.	348	6,111
Zuken, Inc.	290	7,077
TOTAL JAPAN		364,842
Luxembourg - 0.7%
B&M European Value Retail SA	1,466	8,092
Netherlands - 2.0%
Arcadis NV	154	6,650
Eurocommercial Properties NV	342	8,537
Lastminute.com NV (a)	155	4,233
TKH Group NV (depositary receipt)	100	4,520
TOTAL NETHERLANDS		23,940
New Zealand - 0.7%
Contact Energy Ltd.	1,650	8,298
Norway - 1.1%
Sparebanken Midt-Norge	500	6,362
TGS ASA	439	7,226
TOTAL NORWAY		13,588
Portugal - 0.5%
NOS SGPS	1,278	5,474
Singapore - 2.5%
CDL Hospitality Trusts unit	7,932	8,185
Mapletree Industrial (REIT)	3,538	6,430
Sembcorp Industries Ltd.	3,493	9,633
Wing Tai Holdings Ltd.	4,256	5,001
TOTAL SINGAPORE		29,249
Spain - 3.0%
Applus Services SA	892	6,837
Bankinter SA	1,287	9,262
Cie Automotive SA	179	5,301
Compania de Distribucion Integral Logista Holdings SA	317	8,574
Fluidra SA	320	5,622
TOTAL SPAIN		35,596
Sweden - 5.0%
AAK AB	510	8,773
AddTech AB (B Shares)	391	6,222
Arjo AB	990	3,830
Avanza Bank Holding AB	290	6,655
Cloetta AB	2,481	5,158
Hemnet Group AB	338	4,706
HEXPOL AB (B Shares)	715	7,699
Loomis AB (B Shares)	210	6,245
Munters Group AB (b)	1,005	9,610
TOTAL SWEDEN		58,898
Switzerland - 3.3%
Bucher Industries AG	16	7,246
OC Oerlikon Corp. AG (Reg.)	793	5,427
PSP Swiss Property AG	57	7,092
Sensirion Holding AG (a)(b)	40	4,745
Tecan Group AG	18	7,511
VZ Holding AG	91	7,216
TOTAL SWITZERLAND		39,237
United Kingdom - 12.0%
Britvic PLC	699	6,696
Close Brothers Group PLC	531	6,343
Discoverie Group PLC	670	7,104
Grainger Trust PLC	2,272	7,271
Great Portland Estates PLC	703	4,936
Harbour Energy PLC	1,109	4,285
Helios Towers PLC (a)	2,767	3,650
Hill & Smith Holdings PLC	338	5,250
J.D. Wetherspoon PLC (a)	507	2,839
Jet2 PLC	516	7,729
Mitie Group PLC	8,396	8,074
Pets At Home Group PLC	1,177	5,114
Renewi PLC (a)	1,032	8,334
Sabre Insurance Group PLC (b)	5,571	7,074
Savills PLC	400	4,811
Senior Engineering Group PLC	4,831	9,089
Spectris PLC	189	7,456
Synthomer PLC	2,500	4,805
Tate & Lyle PLC	651	6,043
Unite Group PLC	473	5,814
Vistry Group PLC	664	6,095
Volution Group PLC	1,204	5,596
WH Smith PLC	401	7,888
TOTAL UNITED KINGDOM		142,296
TOTAL COMMON STOCKS (Cost $987,435)		1,157,791

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Germany - 0.7%
Jungheinrich AG (Cost $5,082)	201	7,945

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $992,517)	1,165,736
NET OTHER ASSETS (LIABILITIES) - 1.5%	17,525
NET ASSETS - 100.0%	1,183,261

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,852 or 3.8% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	1,000,000	1,000,000	423	-	-	-	0.0%
Total	-	1,000,000	1,000,000	423	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.